Income taxes - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating loss carryforwards
Unrecognized tax benefits	$ 0	$ 0
Percentage of operating loss carryforwards - U.S	25.74%
Percentage of operating loss carryforwards - Canada	27.00%
Valuation allowance	$ 92,702,215	$ 86,411,016	$ 84,812,836
Allowance balance related to future tax benefits	573,000
Federal
Operating loss carryforwards
Net operating loss carry forwards	89,300,000
Operating loss carry forwards not subject to expiration	$ 82,500,000
Percentage of limitation of loss carry forward utilization	80.00%
State
Operating loss carryforwards
Net operating loss carry forwards	$ 116,400,000
Canada
Operating loss carryforwards
Net operating loss carry forwards	$ 36,800,000